DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)						11 Months Ended	12 Months Ended
	Nov. 09, 2022	Sep. 07, 2022	Aug. 16, 2022	Aug. 18, 2021	Aug. 13, 2021	Dec. 31, 2021	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Date of incorporation							Feb. 12, 2021
Proceeds from sale of private placement						$ 5,216,750	$ 2,300,000
Payment of stock issuance costs						770,143
Cash						$ 337,595	193,829
Working capital deficit							1,396,751
Working capital surplus							$ 262,964
Excise tax rate			1.00%
Post Business Combination [Member]
Property, Plant and Equipment [Line Items]
Business acquisition, percentage of voting interests acquired							50.00%
Aerwins [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, shares	57,500
Aerwins [Member] | Merger Agreement [Member]
Property, Plant and Equipment [Line Items]
Business combination, consideration transferred		$ 600,000,000
Business acquisition, share price		$ 10.00
Merger consideration description		The Merger Consideration otherwise payable to AERWINS stockholders was subject to the withholding of a number of shares of the Company common stock equal to three percent (3.0%) of the Merger Consideration to be placed in escrow for post-closing adjustments (if any) to the Merger Consideration
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of fair market value of business acquisition							80.00%
Business combination, net tangible assets							$ 5,000,001
Minimum [Member] | Aerwins [Member] | Merger Agreement [Member]
Property, Plant and Equipment [Line Items]
Net working capital		$ 3,000,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, shares					10,000,000
Price per shares					$ 10.00
Proceeds from initial public offering					$ 100,000,000
Sale of stock number of share issued				11,500,000
Payment of stock issuance costs					6,168,893
Payments for underwriting expense					1,950,000
Deferred offering costs					3,450,000
Other costs					768,893
Cash available for working capital					$ 823,378
Business combination description							The Company had until February 13, 2023 to consummate a Business Combination. If the Company was unable to complete a Business Combination within 18 months from the closing of the IPO after the election of the Company of two separate three month extensions which, included the deposit of $1,150,000 for each three month extension, into the Trust Account, or as extended by the Company’s stockholders in accordance with the third amended and restated certificate of incorporation) from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”), the Company would have (i) ceased all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeemed 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption would have completely extinguished public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceeded to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law
IPO [Member] | Underwriters [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, shares					1,500,000
Proceeds from initial public offering							$ 2,300,000
Deferred offering costs							$ 3,450,000
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, shares					469,175
Price per shares					$ 10.00
Proceeds from sale of private placement					$ 4,691,750
Sale of stock number of share issued				521,675
Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, shares				1,500,000
Price per shares				$ 10.00			$ 10.15
Proceeds from initial public offering				$ 15,000,000
Proceeds from sale of private placement				$ 525,000
Sale of stock number of share issued				52,500
IPO and Private Placement [Member]
Property, Plant and Equipment [Line Items]
Proceeds from issuance or sale of equity							$ 116,725,000